Share-based compensation - Summary of Activity of Restricted Share Units (Details) - Restricted share units - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
2011 equity incentive plan
Units
Units, beginning balance (in shares)	61,766	186,796	451,198
Forfeitures (in shares)	(1,143)	(8,522)	(11,774)
Units, ending balance (in shares)	0	61,766	186,796
Units, exercisable (in shares)	0
Weighted-average grant-date fair value
Units, beginning balance (in dollars per share)	$ 8.50	$ 8.70	$ 7.80
Forfeitures (in dollars per share)	8.50	8.62	8.69
Units, ending balance (in dollars per share)	0	$ 8.50	$ 8.70
Units, exercisable (in dollars per share)	$ 0
2016 grant
Units
Vesting and partial vesting (in shares)			(110,213)
Weighted-average grant-date fair value
Partial vesting (in dollars per share)			$ 4.70
2017 grant
Units
Vesting and partial vesting (in shares)		(51,613)	(62,742)
Weighted-average grant-date fair value
Partial vesting (in dollars per share)		$ 9.20	$ 9.20
2018 grant
Units
Vesting and partial vesting (in shares)	(60,623)	(64,895)	(79,673)
Weighted-average grant-date fair value
Partial vesting (in dollars per share)	$ 8.50	$ 8.50	$ 8.50